Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ (4.6)	$ (6.4)	$ 4.9
Income (loss) from continuing operations before income taxes	(31.1)	9.2	(317.0)
Deferred income taxes	21.9	(73.6)	(10.9)
Reported income tax expense (benefit)	38.1	(58.4)	1.3
H G I [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Current Federal Tax Expense (Benefit)	6.6	0.1	1.7
Deferred income taxes	21.9	(73.6)	(10.9)
Reported income tax expense (benefit)	38.1	(58.4)	1.3
Current Foreign Tax Expense (Benefit)	9.1	10.6	6.3
Current State and Local Tax Expense (Benefit)	0.5	4.5	4.2
Current Income Tax Expense (Benefit)	16.2	15.2	12.2
Deferred Federal Income Tax Expense (Benefit)	39.5	(55.2)	(18.8)
Deferred Foreign Income Tax Expense (Benefit)	(10.5)	(19.6)	11.6
Deferred State and Local Income Tax Expense (Benefit)	(7.1)	1.2	(3.7)
Outside of the United States [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Income (loss) from continuing operations before income taxes	41.2	34.7	29.6
UNITED STATES
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Income (loss) from continuing operations before income taxes	$ (72.3)	$ (25.5)	$ (346.6)